Note Allowance for loan losses (Disclosures related to loans individually evaluated for impairment) (Detail) - Non Covered Loans - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 119,670	$ 109,091
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	249,787	112,897
Recorded investment - with an Allowance	795,308	834,526
Recorded Investment - Total	1,045,095	947,423
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	377,884	188,347
Unpaid principal balance - with an Allowance	867,932	920,046
Unpaid Principal Balance - Total	1,245,816	1,108,393
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	115,409	105,660
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	233,904	109,444
Recorded investment - with an Allowance	781,204	823,680
Recorded Investment - Total	1,015,108	933,124
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	354,915	183,946
Unpaid principal balance - with an Allowance	852,117	907,523
Unpaid Principal Balance - Total	1,207,032	1,091,469
UNITED STATES
Financing Receivable, Impaired [Line Items]
Related Allowance	4,261	3,431
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	15,883	3,453
Recorded investment - with an Allowance	14,104	10,846
Recorded Investment - Total	29,987	14,299
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	22,969	4,401
Unpaid principal balance - with an Allowance	15,815	12,523
Unpaid Principal Balance - Total	38,784	16,924
Commercial multi-family
Financing Receivable, Impaired [Line Items]
Related Allowance	4	32
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	932	206
Recorded Investment - Total	932	206
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	932	206
Unpaid Principal Balance - Total	932	206
Commercial multi-family | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	4	32
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	932	206
Recorded Investment - Total	932	206
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	932	206
Unpaid Principal Balance - Total	932	206
CRE non-owner occupied
Financing Receivable, Impaired [Line Items]
Related Allowance	27,494	23,744
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	96,005	11,454
Recorded investment - with an Allowance	85,583	101,485
Recorded Investment - Total	181,588	112,939
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	138,378	27,522
Unpaid principal balance - with an Allowance	86,282	102,262
Unpaid Principal Balance - Total	224,660	129,784
CRE non-owner occupied | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	27,494	23,744
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	96,005	11,454
Recorded investment - with an Allowance	85,583	101,485
Recorded Investment - Total	181,588	112,939
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	138,378	27,522
Unpaid principal balance - with an Allowance	86,282	102,262
Unpaid Principal Balance - Total	224,660	129,784
CRE owner occupied
Financing Receivable, Impaired [Line Items]
Related Allowance	7,857	10,221
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	26,474	24,634
Recorded investment - with an Allowance	113,592	127,634
Recorded Investment - Total	140,066	152,268
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	60,485	57,219
Unpaid principal balance - with an Allowance	132,677	153,495
Unpaid Principal Balance - Total	193,162	210,714
CRE owner occupied | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	7,857	10,221
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	26,474	24,634
Recorded investment - with an Allowance	113,592	127,634
Recorded Investment - Total	140,066	152,268
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	60,485	57,219
Unpaid principal balance - with an Allowance	132,677	153,495
Unpaid Principal Balance - Total	193,162	210,714
Commercial and industrial
Financing Receivable, Impaired [Line Items]
Related Allowance	16,835	2,985
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	10,724	14,549
Recorded investment - with an Allowance	65,208	43,493
Recorded Investment - Total	75,932	58,042
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	20,968	23,977
Unpaid principal balance - with an Allowance	67,094	46,918
Unpaid Principal Balance - Total	88,062	70,895
Commercial and industrial | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	16,835	2,985
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	10,724	14,549
Recorded investment - with an Allowance	65,208	43,493
Recorded Investment - Total	75,932	58,042
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	20,968	23,977
Unpaid principal balance - with an Allowance	67,094	46,918
Unpaid Principal Balance - Total	88,062	70,895
Construction
Financing Receivable, Impaired [Line Items]
Related Allowance	56
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	12,060
Recorded investment - with an Allowance	1,788
Recorded Investment - Total	13,848
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	18,127
Unpaid principal balance - with an Allowance	1,788
Unpaid Principal Balance - Total	19,915
Construction | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	56
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0
Recorded investment - with an Allowance	1,788
Recorded Investment - Total	1,788
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0
Unpaid principal balance - with an Allowance	1,788
Unpaid Principal Balance - Total	1,788
Construction | UNITED STATES
Financing Receivable, Impaired [Line Items]
Related Allowance	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	12,060
Recorded investment - with an Allowance	0
Recorded Investment - Total	12,060
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	18,127
Unpaid principal balance - with an Allowance	0
Unpaid Principal Balance - Total	18,127
Mortgages
Financing Receivable, Impaired [Line Items]
Related Allowance	41,211	48,832
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	102,884	61,275
Recorded investment - with an Allowance	416,004	457,000
Recorded Investment - Total	518,888	518,275
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	138,211	78,625
Unpaid principal balance - with an Allowance	466,909	512,445
Unpaid Principal Balance - Total	605,120	591,070
Mortgages | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	38,760	46,354
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	100,701	58,807
Recorded investment - with an Allowance	408,767	450,226
Recorded Investment - Total	509,468	509,033
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	135,084	75,228
Unpaid principal balance - with an Allowance	458,010	504,006
Unpaid Principal Balance - Total	593,094	579,234
Mortgages | UNITED STATES
Financing Receivable, Impaired [Line Items]
Related Allowance	2,451	2,478
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	2,183	2,468
Recorded investment - with an Allowance	7,237	6,774
Recorded Investment - Total	9,420	9,242
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	3,127	3,397
Unpaid principal balance - with an Allowance	8,899	8,439
Unpaid Principal Balance - Total	12,026	11,836
Leasing
Financing Receivable, Impaired [Line Items]
Related Allowance	320	475
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	1,099	1,456
Recorded Investment - Total	1,099	1,456
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	1,099	1,456
Unpaid Principal Balance - Total	1,099	1,456
Leasing | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	320	475
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	1,099	1,456
Recorded Investment - Total	1,099	1,456
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	1,099	1,456
Unpaid Principal Balance - Total	1,099	1,456
Consumer | Credit cards
Financing Receivable, Impaired [Line Items]
Related Allowance	4,571	5,569
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	28,829	33,676
Recorded Investment - Total	28,829	33,676
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	28,829	33,676
Unpaid Principal Balance - Total	28,829	33,676
Consumer | Credit cards | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	4,571	5,569
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	28,829	33,676
Recorded Investment - Total	28,829	33,676
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	28,829	33,676
Unpaid Principal Balance - Total	28,829	33,676
Consumer | Home equity lines of credit
Financing Receivable, Impaired [Line Items]
Related Allowance	1,558	722
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	1,498	761
Recorded investment - with an Allowance	6,236	3,530
Recorded Investment - Total	7,734	4,291
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	1,572	780
Unpaid principal balance - with an Allowance	6,285	3,542
Unpaid Principal Balance - Total	7,857	4,322
Consumer | Home equity lines of credit | UNITED STATES
Financing Receivable, Impaired [Line Items]
Related Allowance	1,558	722
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	1,498	761
Recorded investment - with an Allowance	6,236	3,530
Recorded Investment - Total	7,734	4,291
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	1,572	780
Unpaid principal balance - with an Allowance	6,285	3,542
Unpaid Principal Balance - Total	7,857	4,322
Consumer | Personal Loan
Financing Receivable, Impaired [Line Items]
Related Allowance	19,350	15,921
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	142	224
Recorded investment - with an Allowance	73,620	63,030
Recorded Investment - Total	73,762	63,254
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	143	224
Unpaid principal balance - with an Allowance	73,620	63,030
Unpaid Principal Balance - Total	73,763	63,254
Consumer | Personal Loan | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	19,098	15,690
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	72,989	62,488
Recorded Investment - Total	72,989	62,488
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	72,989	62,488
Unpaid Principal Balance - Total	72,989	62,488
Consumer | Personal Loan | UNITED STATES
Financing Receivable, Impaired [Line Items]
Related Allowance	252	231
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	142	224
Recorded investment - with an Allowance	631	542
Recorded Investment - Total	773	766
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	143	224
Unpaid principal balance - with an Allowance	631	542
Unpaid Principal Balance - Total	774	766
Consumer | Auto Loan
Financing Receivable, Impaired [Line Items]
Related Allowance	228	425
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	1,161	2,007
Recorded Investment - Total	1,161	2,007
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	1,161	2,007
Unpaid Principal Balance - Total	1,161	2,007
Consumer | Auto Loan | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	228	425
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	1,161	2,007
Recorded Investment - Total	1,161	2,007
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	1,161	2,007
Unpaid Principal Balance - Total	1,161	2,007
Consumer | Other
Financing Receivable, Impaired [Line Items]
Related Allowance	186	165
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	1,256	1,009
Recorded Investment - Total	1,256	1,009
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	1,256	1,009
Unpaid Principal Balance - Total	1,256	1,009
Consumer | Other | PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	186	165
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with No Allowance	0	0
Recorded investment - with an Allowance	1,256	1,009
Recorded Investment - Total	1,256	1,009
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with No Allowance	0	0
Unpaid principal balance - with an Allowance	1,256	1,009
Unpaid Principal Balance - Total	$ 1,256	$ 1,009